Offsetting of financial liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ 23,032	$ 32,378
Derivative Liability Fair Value Gross Asset	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	23,032	32,378
Derivative Liability Fair Value Gross Asset Not Offset	320	1,220
Derivative Collateral Right To Reclaim Securities	8,781	14,003
Derivative Collateral Rigth to Reclaim Cash That Not Exceed Net Amount Presented	0	0
Derivative Liability, Fair Value, Amount Offset Against Collateral, Total	13,931	17,155
Securities Borrowed Amount Offset Against Collateral [Abstract]
Securities Sold Under Agreements To Repurchase Gross	1,171,657	1,659,292
Securities Sold Under Agreements To Repurchase Asset	0	0
Securities Sold Under Agreements To Repurchase Offsetting	1,171,657	1,659,292
Securities Sold Under Agreements To Repurchase Collateral Right To Reclaim Securities	1,171,657	1,659,292
Securities Sold Under Agreements To Repurchase Not Offset	0	0
Securities Sold Under Agreements To Repurchase Collateral Right To Reclaim Cash	0	0
Securities Sold Under Agreements To Repurchase Amount Offset Against Collateral	0	0
Offsetting Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned [Abstract]
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Gross	1,194,689	1,691,670
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Asset	0	0
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned	1,194,689	1,691,670
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Asset Not Offset	320	1,220
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Collateral Right To Reclaim Securities	1,180,438	1,673,295
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Collateral Right To Reclaim Cash	0	0
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Amount Offset Against Collateral	$ 13,931	$ 17,155